INVESTMENT	12 Months Ended
Dec. 31, 2011
INVESTMENT
INVESTMENT

7.  INVESTMENT

In September 2011, the Company, through RDA Shanghai, acquired a 10% stake in Lulian Shanghai Co Ltd (“Lulian”) for a consideration of RMB 0.3 million. The Company has no board representation in Lulian and does not have ability to exercise significant influence over Lulian. The Company accounts for this investment using the cost method.